FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Summary of the Company's financial assets and liabilities measured and recorded at fair value on recurring basis
	As of December 31, 2016				As of December 31, 2017
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total

Short-term investments
Trading securities:
Funds	411	-	-	411	-	-	-	-
Future	(1)	-	-	(1)	-	-	-	-
Long-term investments
Available-for-sale investments:
Convertible redeemable preferred shares	-	-	138,485	138,485	-	-	85,464	85,464
Convertible debt	-	-	4,700	4,700	-	-	6,500	6,500
Equity securities	-	-	-	-	-	9,794	-	9,794
Accrued expense and other current liabilities
Liability-classified warrant	-	-	(6,551)	(6,551)	-	-	(6,356)	(6,356)
Total	$410	-	$136,634	$137,044	-	9,794	$85,608	$95,402

Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3
	Convertible
	redeemable		Written	Liability-
	preferred	Convertible	put	classified
	shares	Debt	option	warrant

Balance as of December 31, 2015	$219,278	$6,500	$(7,000)	$(6,656)
Initial recognition	6,492	3,200	-	-
Derecognition	(17,937)	(5,000)	7,000	-
(Losses) earnings for the period
Earnings	-	-	-	105
Impairment losses	(50,830)	-	-
Other comprehensive loss	(18,518)	-	-	-

Balance as of December 31, 2016	$138,485	$4,700	$-	$(6,551)

Initial recognition	-	3,000	-	-
Derecognition	(10,647)	(200)	-	-
(Losses) earnings for the period
Earnings	-	-	-	195
Impairment losses	(38,975)	(1,000)	-	-
Other comprehensive loss	(3,399)	-	-	-

Balance as of December 31, 2017	$85,464	$6,500	$-	$(6,356)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
The liability-classified warrant was valued using Black-Scholes model with the following assumptions.

	Years ended December 31,
	2016	2017
Exercise price	$15.78	$15.78
Annual risk-free interest rate	1.7%	2.0%
Volatility	28%	31%
Dividend yield	-	-